Document and Entity Information	0 Months Ended
Mar. 31, 2014
Risk/Return:
Document Type	497
Document Period End Date	Mar. 31, 2014
Registrant Name	DREYFUS PREMIER SHORT INTERMEDIATE MUNICIPAL BOND FUND
Central Index Key	0000810305
Amendment Flag	false
Document Creation Date	Nov. 20, 2014
Document Effective Date	Nov. 20, 2014
Prospectus Date	Nov. 20, 2014
Class A Prospectus | DREYFUS SHORT INTERMEDIATE MUNICIPAL BOND FUND | Class A Shares
Risk/Return:
Trading Symbol	DMBAX
Class D, I, Y Prospectus | DREYFUS SHORT INTERMEDIATE MUNICIPAL BOND FUND | Class D
Risk/Return:
Trading Symbol	DSIBX
Class D, I, Y Prospectus | DREYFUS SHORT INTERMEDIATE MUNICIPAL BOND FUND | Class I
Risk/Return:
Trading Symbol	DIMIX
Class D, I, Y Prospectus | DREYFUS SHORT INTERMEDIATE MUNICIPAL BOND FUND | Class Y
Risk/Return:
Trading Symbol	DMYBX